Merger and Issuance of Common Stock to Terra Offshore REIT - Narratives - Mergers (Details) - $ / shares	2 Months Ended
	Mar. 01, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition
Common Stock, Par Value		$ 0.01	$ 0.01	$ 0.01
Terra Fund 7
Business Acquisition
Common Stock, Par Value	$ 0.01
Terra PropertyTrust
Business Acquisition
Common Stock, Par Value	$ 0.01
Terra Property Trust 2 Inc
Business Acquisition
Business Combination Common Stock Shares	2,116,785.76
Common Stock, Par Value	$ 0.01
Terra Property Trust 2 Inc | Common Stock
Business Acquisition
Business Acquisition Share Conversion Rate	$ 1.2031